Organization and business overview	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and business overview

1	Organization and business overview

Ryde Group Ltd (the “Company”) is an investment holding company incorporated on February 21, 2023 under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the outstanding share capital of Ryde Group (BVI) Ltd (“Ryde BVI”) incorporated under the laws of the British Virgin Islands (“BVI) on February 22, 2023. Ryde BVI has no substantial operations other than holding all of the equity interest of Ryde Technologies Pte. Ltd., a Singapore company incorporated on September 2, 2014.

The Company through its subsidiaries provide mobility and quick commerce solutions to its consumers. Ryde is a technology-driven platform that offers reliable, affordable, and sustainable mobility and quick commerce solutions to our consumers. The Company’s core business is divided into two categories: (i) mobility, which involves providing flexible and scheduled carpooling and ride-hailing services, matching riders with our network of driver partners; and (ii) quick commerce, which involves on-demand, scheduled, and multi-stop parcel delivery services. Our technology-enabled platform enables us to provide efficient, personalized, and cashless payment services, ensuring a seamless user experience for both riders and partners. Ultimately, Ryde is dedicated to providing sustainable, affordable, and convenient mobility and delivery solutions to our consumers.

Ryde Group Ltd, and its subsidiaries are collectively referred to as the “Group” or “Ryde”.

The Company is headquartered in Singapore.

On May 5, 2023, the Company completed an internal reorganization of Ryde Technologies Pte. Ltd. whereby certain then existing shareholders, who collectively owned 99.26% of the equity interests of Ryde Technologies Pte. Ltd. prior to the reorganization, transferred their respective ordinary shares in the capital of Ryde Technologies Pte. Ltd. to the Company’s nominee, Ryde Group (BVI) Ltd. In consideration thereof, the Company had allotted and issued an aggregate of 4,503,985 ordinary shares comprising 3,263,666 Class A Ordinary Shares of the Company and 1,240,319 Class B Ordinary Shares of the Company to such shareholders of Ryde Technologies Pte. Ltd. Zou Junming Terence has transferred his share in Ryde Group (BVI) Ltd to the Company, in consideration thereof, the Company had allotted and issued 176,640.8 Class B Ordinary Shares of the Company to Zou Junming Terence, in accordance with and subject to the terms of the Restructuring Agreement. The Restructuring Agreement was entered into to facilitate a corporate restructuring in connection with the Company’s listing on the NYSE American. After the reorganization, Ryde Technologies Pte. Ltd. became a 99.26% subsidiary of Ryde Group (BVI) Ltd, who is in turn, a wholly-owned subsidiary of Ryde Group Ltd. These entities are under common control, accordingly, the condensed consolidated interim financial statements are prepared on the basis as if the reorganization became effective on 1 January 2023, as presented in the accompanying condensed consolidated interim financial statements of the Company.

The condensed consolidated interim financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities

Ryde Group (BVI) Limited	February 22, 2023	100%	British Virgin Islands	Investment holding
RGT (BVI)	May 14, 2024	100%	British Virgin Islands	Investment holding
RCS (BVI) Ltd	May 14, 2024	100%	British Virgin Islands	Investment holding
Ryde Technologies Pte. Ltd.	September 2, 2014	99.26%	Singapore	Mobility and quick commerce solutions
Meili Technologies Pte. Ltd.	November 30, 2020	99.26%	Singapore	Quick Commerce solutions
Meili Technologies Malaysia Sdn. Bhd.	December 16, 2021	99.26%	Malaysia	Dormant

The major rights, preferences and privileges of the Class A and Class B Ordinary Shares are as follows:

Conversion rights

Class B Ordinary Shares may be converted into the same number of Class A Ordinary Shares at the option of the holders thereof at any time, while Class A Ordinary Shares cannot be converted into Class B Ordinary Shares under any circumstances.

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

1	Organization and business overview (continued)

Dividend rights

The holders of Class A and Class B ordinary shares are entitled to such dividends as may be declared by our board of directors or declared by our shareholders by ordinary resolution (provided that no dividend may be declared by our shareholders which exceeds the amount recommended by our directors).

No dividends on ordinary shares have been declared for the period/year ended June 30, 2024 and December 31, 2023.

Liquidation preferences

In the event of any liquidation, dissolution, or winding up of the Company, either voluntarily or involuntarily, the holders of Class A and Class B ordinary shares are entitled to any distribution of any assets or funds in proportion to the par value of the shares held by them.

Voting rights

Holders of Class A Ordinary Shares and Class B Ordinary Shares shall, at all times, vote together as one class on all matters submitted to a vote by the members at any general meeting of the Company. Each Class A Ordinary Share shall be entitled to one vote and each Class B Ordinary Share shall be entitled to 10 votes on all matters subject to the vote at general meetings of our Company.